PORTFOLIO OF INVESTMENTS – as of September 30, 2022 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)

Common Stocks – 92.8% of Net Assets

	Banks – 6.7%
100,260	Cadence Bank	$2,547,607
152,130	Old National Bancorp	2,505,581
21,995	SouthState Corp.	1,740,244
47,920	United Bankshares, Inc.	1,713,140
57,935	United Community Banks, Inc.	1,917,649

		10,424,221

	Capital Markets – 4.2%
46,855	Artisan Partners Asset Management, Inc., Class A	1,261,805
31,870	Cboe Global Markets, Inc.	3,740,582
45,010	Moelis & Co., Class A	1,521,788

		6,524,175

	Chemicals – 6.7%
96,500	Chemours Co. (The)	2,378,725
311,960	Element Solutions, Inc.	5,075,589
27,795	FMC Corp.	2,937,932

		10,392,246

	Commercial Services & Supplies – 1.2%
29,020	Ritchie Bros. Auctioneers, Inc.	1,813,170

	Electronic Equipment, Instruments & Components – 8.0%
29,480	Advanced Energy Industries, Inc.	2,282,047
59,755	Coherent Corp.(a)	2,082,462
31,225	Fabrinet(a)	2,980,426
60,920	Insight Enterprises, Inc.(a)	5,020,417

		12,365,352

	Food & Staples Retailing – 1.5%
52,870	Performance Food Group Co.(a)	2,270,766

	Gas Utilities – 3.2%
37,690	Southwest Gas Holdings, Inc.	2,628,877
36,990	Spire, Inc.	2,305,587

		4,934,464

	Hotels, Restaurants & Leisure – 4.2%
99,365	Bally’s Corp.(a)	1,963,453
141,715	Everi Holdings, Inc.(a)	2,298,617
139,169	International Game Technology PLC	2,198,870

		6,460,940

	Household Durables – 2.3%
31,960	Installed Building Products, Inc.	2,588,441
13,675	Meritage Homes Corp.(a)	960,942

		3,549,383

Shares	Description	Value (†)

Common Stocks – continued

	Insurance – 4.6%
37,100	Brown & Brown, Inc.	$2,243,808
49,550	First American Financial Corp.	2,284,255
27,830	Selective Insurance Group, Inc.	2,265,362
104,135	Trean Insurance Group, Inc.(a)	354,059

		7,147,484

	IT Services – 6.5%
28,795	ExlService Holdings, Inc.(a)	4,243,231
146,585	Thoughtworks Holding, Inc.(a)	1,537,677
51,645	WNS Holdings Ltd., ADR(a)	4,226,627

		10,007,535

	Life Sciences Tools & Services – 2.7%
92,580	Avantor, Inc.(a)	1,814,568
94,050	Maravai LifeSciences Holdings, Inc., Class A(a)	2,401,096

		4,215,664

	Machinery – 8.9%
19,725	Alamo Group, Inc.	2,411,776
88,850	Federal Signal Corp.	3,315,882
40,195	Franklin Electric Co., Inc.	3,284,333
39,690	SPX Technologies, Inc.(a)	2,191,682
20,975	Watts Water Technologies, Inc., Series A	2,637,187

		13,840,860

	Marine – 1.6%
41,255	Kirby Corp.(a)	2,507,066

	Oil, Gas & Consumable Fuels – 5.0%
50,975	Antero Resources Corp.(a)	1,556,267
68,520	Comstock Resources, Inc.(a)	1,184,711
33,955	Ovintiv, Inc.	1,561,930
32,260	PDC Energy, Inc.	1,864,305
253,795	Southwestern Energy Co.(a)	1,553,225

		7,720,438

	Personal Products – 0.7%
171,725	Coty, Inc., Class A(a)	1,085,302

	Professional Services – 5.5%
41,900	ASGN, Inc.(a)	3,786,503
16,775	FTI Consulting, Inc.(a)	2,779,785
33,175	Kforce, Inc.	1,945,714

		8,512,002

	Road & Rail – 3.1%
18,335	Landstar System, Inc.	2,647,024
11,395	Saia, Inc.(a)	2,165,050

		4,812,074

	Semiconductors & Semiconductor Equipment – 5.4%
65,425	Ichor Holdings Ltd.(a)	1,583,939

Shares	Description	Value (†)

Common Stocks – continued

	Semiconductors & Semiconductor Equipment – continued
28,365	MKS Instruments, Inc.	$2,344,084
119,455	Rambus, Inc.(a)	3,036,546
56,375	Ultra Clean Holdings, Inc.(a)	1,451,656

		8,416,225

	Specialty Retail – 0.7%
4,620	RH(a)	1,136,843

	Textiles, Apparel & Luxury Goods – 1.0%
41,570	Capri Holdings Ltd.(a)	1,597,951

	Trading Companies & Distributors – 9.1%
46,230	Beacon Roofing Supply, Inc.(a)	2,529,706
102,010	Core & Main, Inc., Class A(a)	2,319,707
41,030	GATX Corp.	3,493,705
32,095	Rush Enterprises, Inc., Class A	1,407,687
79,245	Univar Solutions, Inc.(a)	1,802,031
9,955	Watsco, Inc.	2,563,014

		14,115,850

	Total Common Stocks (Identified Cost $150,611,109)	143,850,011

Principal Amount
Short-Term Investments – 12.4%
$19,251,035	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2022 at 1.100% to be repurchased at $19,252,800 on 10/03/2022 collateralized by $20,022,500 U.S. Treasury Note, 3.500% due 9/15/2025 valued at $19,636,126 including accrued interest(b) (Identified Cost $19,251,035)	19,251,035

	Total Investments – 105.2% (Identified Cost $169,862,144)	163,101,046
	Other assets less liabilities – (5.2)%	(8,007,347)

	Net Assets – 100.0%	$155,093,699

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$143,850,011	$—	$—	$143,850,011
Short-Term Investments	—	19,251,035	—	19,251,035

Total	$143,850,011	$19,251,035	$—	$163,101,046

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2022 (Unaudited)

Trading Companies & Distributors	9.1%
Machinery	8.9
Electronic Equipment, Instruments & Components	8.0
Banks	6.7
Chemicals	6.7
IT Services	6.5
Professional Services	5.5
Semiconductors & Semiconductor Equipment	5.4
Oil, Gas & Consumable Fuels	5.0
Insurance	4.6
Capital Markets	4.2
Hotels, Restaurants & Leisure	4.2
Gas Utilities	3.2
Road & Rail	3.1
Life Sciences Tools & Services	2.7
Household Durables	2.3
Other Investments, less than 2% each	6.7
Short-Term Investments	12.4

Total Investments	105.2
Other assets less liabilities	(5.2)

Net Assets	100.0%